Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.37

Data Compare
Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2024120577		Sales Price (HUD-1 Line 101)	XXX	XXX	XXX	-0.70921%	The Final Closing Disclosure signed on XXX reflects Sales Price as $XXX	Initial
XXX	2024120565		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial